Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0001372807
Registrant Name	BCP Investment Corp
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A